Short-Term Loans and Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Long-Term Debt
Long-term debt consisted of the following:

	December 31
	2020	2019
	(Millions of yen)
Loan from banks; bearing interest of 0.09% at December 31, 2020 and 0.08% at December 31, 2019 *1	344,000	354,000
Other debt *2	6,608	4,574

	350,608	358,574
Less current portion	(345,774)	(1,234)

	4,834	357,340

*1
Canon has unsecured revolving credit facility contracts expiring in December 2021. Canon prepaid ¥10,000 million of the loan with cash flows generated during the year ended December 31, 2020. The outstanding loans under the credit facilities are ¥344,000 million at a floating interest of 0.09% and Canon has no unused credit facilities as of December 31, 2020.

*2	The other debt consisted of term-loans and finance lease obligations as of December 31, 2020 and 2019.

Aggregate Annual Maturities of Long-Term Debt Outstanding
The aggregate annual maturities of long-term debt outstanding at December 31, 2020 were as follows:

(Millions of yen)
Year ending December 31:
2021	345,774
2022	868
2023	702
2024	434
2025	231
Thereafter	2,599

350,608